UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269



Wells Fargo Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/17 - 06/30/18


Item 1. Proxy Voting Record


============= Wells Fargo  Income Opportunities Fund (Closed End) ==============


LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: JUN 01, 2018   Meeting Type: Annual
Record Date:  MAY 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles                          For       For          Management
2a    Elect Director Bhavesh (Bob) Patel      For       For          Management
2b    Elect Director Robert Gwin              For       For          Management
2c    Elect Director Jacques Aigrain          For       For          Management
2d    Elect Director Lincoln Benet            For       Against      Management
2e    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
2f    Elect Director Robin Buchanan           For       Against      Management
2g    Elect Director Stephen Cooper           For       For          Management
2h    Elect Director Nance Dicciani           For       For          Management
2i    Elect Director Claire Farley            For       For          Management
2j    Elect Director Isabella (Bella) Goren   For       For          Management
2k    Elect Director Bruce Smith              For       For          Management
2l    Elect Director Rudy van der Meer        For       For          Management
3a    Elect Bhavesh (Bob) Patel to            For       For          Management
      Management Board
3b    Elect Thomas Aebischer to Management    For       For          Management
      Board
3c    Elect Daniel Coombs to Management Board For       For          Management
3d    Elect Jeffrey Kaplan to Management      For       For          Management
      Board
3e    Elect James Guilfoyle to Management     For       For          Management
      Board
4     Adopt Financial Statements and          For       For          Management
      Statutory Reports
5     Approve Discharge of Management Board   For       For          Management
6     Approve Discharge of Supervisory Board  For       For          Management
7     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
8     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
9     Approve Dividends of USD 3.70 Per Share For       For          Management
10    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
11    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
12    Authorization of the Cancellation of    For       For          Management
      Shares
13    Amend Qualified Employee Stock          For       For          Management
      Purchase Plan


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO INCOME OPPORTUNITIES FUND

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2018